Reinsurance (Related Party Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Embedded Derivative, Fair Value of Embedded Derivative Asset	$ 255	$ 351
Reinsurance recoverables	449	454
Deposit Contracts, Assets	438	445
Deposit Contracts, Liabilities	0	0
Ceded Credit Risk, Unsecured
Reinsurance recoverables	20	19
Affiliated Entity [Member]
Deposit Contracts, Assets	3	3
Deposit Contracts, Liabilities	0	0
Affiliated Entity [Member] | Ceded Credit Risk, Unsecured
Reinsurance recoverables	0	0
Affiliated Entity [Member] | Ceded guaranteed minimum benefits
Embedded Derivative, Fair Value of Embedded Derivative Asset	255	351
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net	$ (98)	$ (128)	$ 138